Investments in Associates and Joint Ventures - Summary of Financial Information on Investment in Associates (Detail) - JPY (¥) ¥ in Millions			1 Months Ended		12 Months Ended
	Mar. 31, 2018	Feb. 28, 2018	Oct. 31, 2018	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expense by Nature [line items]
Current assets					¥ 325,514	¥ 190,649
Non-current assets					161,073	112,790
Current liabilities					123,226	101,417
Non-current liabilities					154,847	12,045
Equity					208,514	189,977	¥ 161,023	¥ 17,533
Revenue					207,182	167,147	140,704
Loss for the year from continuing operations					(6,168)	8,223	9,086
Other comprehensive income for the year, net of tax					(6,137)	3,533	(1,252)
Comprehensive (loss)/income					(11,929)	11,743	5,852
Snow Corporation [member]
Expense by Nature [line items]
Current assets					11,168	2,469
Non-current assets					15,119	17,213
Current liabilities					9,080	1,180
Non-current liabilities					2,482	2,678
Equity					¥ 14,725	¥ 15,824
Proportion of the Group's ownership		45.00%	34.00%		34.00%	45.00%
Group's share of equity					¥ 5,007	¥ 7,121
Goodwill and other adjustments					4,339	5,877
Carrying amount of the interests					9,346	12,998
Revenue					1,320	271
Loss for the year from continuing operations					(10,627)	(10,348)	(952)
Other comprehensive income for the year, net of tax					(358)	131
Comprehensive (loss)/income					(10,985)	(10,217)	(952)
Group's share of loss for the year					(4,971)	(4,531)	(238)
LINE Mobile Corporation [member]
Expense by Nature [line items]
Current assets					8,451
Non-current assets					818
Current liabilities					4,951
Non-current liabilities					232
Equity					¥ 4,086
Proportion of the Group's ownership	100.00%			49.00%	49.00%
Group's share of equity					¥ 2,002
Goodwill and other adjustments					3,635
Carrying amount of the interests					5,637
Revenue					6,545
Loss for the year from continuing operations					(5,490)
Comprehensive (loss)/income					(5,490)
Group's share of loss for the year					(2,690)
Aggregated individually immaterial associates [member]
Expense by Nature [line items]
Carrying amount of the interests					33,788	7,115
Loss for the year from continuing operations					(5,416)	(3,050)	(1,642)
Other comprehensive income for the year, net of tax					191	84	2
Comprehensive (loss)/income					¥ (5,225)	¥ (2,966)	¥ (1,640)